Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Schedule of Maturities of Time Deposits [Table Text Block]

Aggregate time deposits in denominations of $250,000 or more were $63,982,000 and $22,041,000 at December 31, 2016 and 2015, respectively. Included in deposit accounts are deposits of three customer relationships totaling $84,095,000 at December 31, 2016.

At December 31, 2016, the scheduled maturities of time deposits are as follows (in thousands):

2017	$174,814
2018	53,523
2019	34,710
2020	15,464
2021	16,867
Thereafter	179
$295,557